Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Current assets
Cash	$ 2,234,306	$ 2,625,461
Receivables	61,395	176,695
Inventory	4,590,546	4,051,425
Prepaid expenses and deposits	587,153	645,809
Note receivable - current portion	833,954	0
Assets classified as held for sale	0	4,725
Total current assets	8,307,354	7,504,115
Non-current assets
Property and equipment	2,299,350	2,665,600
Right-of-use assets	8,751,764	9,393,282
Intangible assets	6,406,481	8,092,663
Goodwill	28,541,323	28,541,323
Note receivable	0	802,766
Deferred tax asset	112,679	0
Total assets	54,418,951	56,999,749
Current liabilities
Accounts payable and accrued liabilities	1,861,171	2,148,153
Convertible promissory notes	0	1,156,259
Convertible debentures - current portion	732,638	977,817
Settlement liability - current portion	1,200,000	0
Income taxes payable	1,654,854	2,833,991
Deferred revenue	303,850	309,892
Lease liabilities - current portion	634,817	530,931
Total current liabilities	6,387,330	7,957,043
Non-current liabilities
Convertible debentures	0	710,367
Settlement liability	100,000	0
Lease liabilities	9,136,307	9,771,124
Uncertain tax position	13,362,009	9,822,797
Derivative liability	0	27,824
Deferred tax liability	0	34,817
Total liabilities	28,985,646	28,323,972
SHAREHOLDERS' EQUITY
Common stock, no par value; unlimited shares authorized; 117,836,067 and 117,996,814 shares issued and outstanding as of March 31, 2026 and March 31, 2025, respectively	107,244,066	107,006,777
Subordinate shares, no par value; unlimited shares authorized; 100,000,000 and nil shares issued and outstanding as of March 31, 2026 and March 31, 2025, respectively	72	0
Commitment to issue shares	439,443	628,141
Accumulated other comprehensive loss	(2,185,615)	(2,138,198)
Deficit	(80,064,661)	(76,820,943)
Total shareholders' equity	25,433,305	28,675,777
Total liabilities and shareholders' equity	$ 54,418,951	$ 56,999,749